Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Tax related to Pension and OPEB liabilities	$ (19)	$ (391)